Discontinued Operation	12 Months Ended
Dec. 31, 2011
Discontinued Operation [Abstract]
Discontinued Operation
Note 13 - Discontinued Operation:

In May 2012, the Company completed the sale of the Company's 51% share holdings in Liacom Systems Ltd., referred to as Liacom, for an aggregate consideration of $1.7 million. This sale was part of the Company strategic plan to focus on the legacy modernization business. The proceeds from the sale were used to repay loans. Liacom met the definition of a component. Accordingly, the results of operations in the statement of operations and prior periods results have been reclassified accordingly. As part of the sale, the company realized a goodwill amounted to - $1.3 million based on the relative fair value of Liacom and the portion of the reported unit to be retained. The capital loss recorded upon sale of Liacom amounted to $703 thousands.

The following is the composition from discontinued operation:

	Year ended December 31,
	2011	2010	2009
	(in thousands, except per share data)

Revenues	$12,362	$9,771	$8,264
Cost of revenues	11,622	8,913	7,419

Gross profit	740	858	845
Selling, general, and administrative expenses	289	450	216

Operating profit	451	408	629
Financial expenses (income), net	123	(118)	(44)
Profit before provision(benefit) for income taxes	328	526	673
Provision for income taxes	140	92	136
Net profit	188	434	537